CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Cost of revenue, depreciation	$ 2,245	$ 1,656	$ 1,734
General and administrative, equity-based compensation	$ 8,802	$ 3,258	$ 2,790